Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of financial information for discontinued operations
Gain (loss) on disposition, net of tax	$ (13)	$ 168	$ 76
Income (loss) from operations, net of tax	$ 0	$ (1)	$ (2)